Financial instruments by category (Details 4)	12 Months Ended
Jun. 30, 2019 $ / shares
Level 2 [Member] | Cash Flows - Theoretical Price [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Interest rate swaps
Pricing model / method	Cash flows - Theoretical price
Parameters	Interest rate futures contracts and cash flows
Range
Level 2 [Member] | Black-Scholes theoretical Price [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Warrants of Condor
Pricing model / method	Black-Scholes – Theoretical price
Parameters	Underlying asset price (Market price); share price volatility (historical) and market interest rate (Libor rate curve).
Range term	Underlying asset price 1.8 to 1.7 Share price volatility 58% to 78% Market interest-rate 1.7% to 2.1%
Level 3 [Member] | Binomial Tree Theoretical Price I [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Preferred shares of Condor
Pricing model / method	Binomial tree – Theoretical price I
Parameters	Underlying asset price (Market price); share price volatility (historical) and market interest rate (Libor rate curve).
Range term	Underlying asset price 1.8 to 2.2 Share price volatility 58% to 78% Market interest-rate 1.7% to 2.1%
Level 3 [Member] | Discounted cash flows - Theoretical price [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Promissory note
Pricing model / method	Discounted cash flows - Theoretical price
Parameters	Market interest-rate (Libor rate curve)
Range term	Market interest-rate 1.8% to 2.2%
Level 3 [Member] | Black-Scholes theoretical Price 1 [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	TGLT Non-convertible Notes
Pricing model / method	Black-Scholes – Theoretical price
Parameters	Underlying asset price (Market price); share price volatility (historical) and market interest rate.
Range term	Underlying asset price 8 to 12 Share price volatility 50% to 70% Market interest-rate 8% to 9%
Level 3 [Member] | Discounted Cash Flows [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Call option of Arcos
Pricing model / method	Discounted cash flows
Parameters	Projected revenues and discounting rate.
Range
Level 3 [Member] | Cash flow / NAV - Theoretical Price [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Investments in financial assets - Other private companies' securities	[1]
Pricing model / method	Cash flow / NAV - Theoretical price	[1]
Parameters	Projected revenue discounted at the discount rate	[1]
Level 3 [Member] | Cash flow / NAV - Theoretical Price [Member] | Bottom Of Range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Range	$ 1	[1]
Level 3 [Member] | Cash flow / NAV - Theoretical Price [Member] | Top Of Range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Range	$ 3.5	[1]
Level 3 [Member] | Discounted Cash Flows1 - Theoretical Price [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Investments in financial assets - Others
Pricing model / method	Discounted cash flows - Theoretical price
Parameters	Projected revenue discounted at the discount rate
Level 3 [Member] | Discounted Cash Flows1 - Theoretical Price [Member] | Bottom Of Range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Range	$ 1
Level 3 [Member] | Discounted Cash Flows1 - Theoretical Price [Member] | Top Of Range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Range	$ 3.5
Level 2 And 3 [Member] | Theoretical Price [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Derivative financial instruments - Forwards
Pricing model / method	Theoretical price
Parameters	Underlying asset price and volatility
Range

[1]	An increase in the discount rate would decrease the value of investments in private companies, while an increase in projected revenues would increase their value.